UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

___     Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period _______ to _______.

Date of Report (Date of earliest event reported):	_____________
Commission File Number of securitizer:	_____________
Central Index Key Number of securitizer:	_____________

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]

  X        Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0001743166

Central Index Key Number of sponsor: Not applicable

Starwood Mortgage Residential Trust 2021-1

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): Not applicable

Central Index Key Number of underwriter (if applicable): Not applicable

Andrew Sossen, Chief Operating Officer (203) 422-8191

Name and telephone number, including area code, of the person to contact in connection with this filing.

INFORMATION TO BE INCLUDED IN THE REPORT

Item 2.01.	Findings and Conclusions of Third Party Due Diligence Reports Obtained By the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as an Exhibit to this Form ABS-15G. Please see Item 3, Exhibits 99.1, 99.2, 99.3, 99.4, 99.5, 99.6, 99.7, 99.8, 99.9, 99.10, 99.11, 99.12, 99.13, 99.14, 99.15, 99.16, 99.17, 99.18, 99.19, 99.20, 99.21, 99.22 and 99.23 for the related information.

Item 3.	Exhibits

99.1       AMC Diligence, LLC (“AMC”) Executive Summary

99.2       AMC Rating Agency Grade Report

99.3       AMC Exception Grades Report

99.4       AMC Valuation Summary Report

99.5       AMC Data Compare Summary Report

99.6       Consolidated Analytics, Inc. (“CA”) Executive Summary

99.7       CA Valuations Summary Report

99.8       CA Grading Summary Report

99.9       CA Exception Grades Report

99.10     CA ATR QM Report

99.11     CA Data Compare Report

99.12     Covius Real Estate Services, LLC (“Covius”) Due Diligence Executive Summary

99.13     Covius Grades Report

99.14     Covius Valuation Report

99.15     Covius Exceptions Report

99.16     Covius Tape Compare Report

99.17     Clayton Services LLC (“Clayton”) Due Diligence Narrative

99.18     Clayton Conditions Report

99.19     Clayton Loan Level Tape Compare

99.20     Clayton Valuations Summary

99.21     Clayton Rating Agency ATR QM

99.22     Clayton Custom ATR QM Upload

99.23     Clayton Waived Conditions Summary

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated: March 9, 2021

SMRF DEPOSITOR, LLC (Depositor)

By:	/s/ Andrew Sossen Name: Andrew Sossen Title: Authorized Signatory of SMRF Depositor, LLC

EXHIBIT INDEX

Exhibit Number

99.1	AMC Diligence, LLC (“AMC”) Executive Summary
99.2	AMC Rating Agency Grade Report
99.3	AMC Exception Grades Report
99.4	AMC Valuation Summary Report
99.5	AMC Data Compare Summary Report
99.6	Consolidated Analytics, Inc. (“CA”) Executive Summary
99.7	CA Valuations Summary Report
99.8	CA Grading Summary Report
99.9	CA Exception Grades Report
99.10	CA ATR QM Report
99.11	CA Data Compare Report
99.12	Covius Real Estate Services, LLC (“Covius”) Due Diligence Executive Summary
99.13	Covius Grades Report
99.14	Covius Valuation Report
99.15	Covius Exceptions Report
99.16	Covius Tape Compare Report
99.17	Clayton Services LLC (“Clayton”) Due Diligence Narrative
99.18	Clayton Conditions Report
99.19	Clayton Loan Level Tape Compare
99.20	Clayton Valuations Summary
99.21	Clayton Rating Agency ATR QM
99.22	Clayton Custom ATR QM Upload
99.23	Clayton Waived Conditions Summary

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